Provisions for employee benefits - Costs of defined benefit plans recognized in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions	€ (7)	€ (1)
Actuarial (gains)/losses due to changes in financial assumptions	(2)	(22)
Experience (gains) losses	10	(2)
Return on plan assets	8	17
Remeasurements	9	(8)	€ 31
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in financial assumptions	(1)
Experience (gains) losses	(3)	(1)
Remeasurements	(4)	(1)
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in demographic assumptions	(7)	(1)
Actuarial (gains)/losses due to changes in financial assumptions		(22)
Experience (gains) losses	14	1
Return on plan assets	8	17
Remeasurements	15	(5)
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Actuarial (gains)/losses due to changes in financial assumptions	(1)
Experience (gains) losses	(1)	(2)
Remeasurements	€ (2)	€ (2)